Income taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income taxes
Schedule of Income (loss) before income taxes

	Years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
PRC	710,575,006	(15,493,030)	(89,768,953)
Overseas	(307,145,767)	(589,628,029)	(59,554,082)
Total	403,429,239	(605,121,059)	(149,323,035)

Schedule of reconciliation of total tax expenses

	Years ended December 31,
	2020	2021	2022
PRC income tax rate	25.00%	25.00%	25.00%
Expenses not deductible for tax purposes	26.87%	(4.00)%	(14.71)%
Super deduction on research and development expenses	(8.37)%	3.96%	—
Effect of expired tax loss	—	(0.40)%	—
Effect of tax holiday	(36.13)%	47.40%	2.15%
Effect of tax rate in different tax jurisdiction	14.16%	(6.07)%	13.38%
Change in valuation allowance	(21.53)%	(65.89)%	(28.31)%
Total	0.00%	0.00%	(2.49)%

Schedule of aggregate amount and per share effect of the tax holiday

	Years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB

The aggregate dollar effect	145,777,478	286,804,076	3,205,943
Per share effect—basic and diluted	4.56	8.81	0.10

Schedule of deferred tax assets

	Years ended December 31,
	2021	2022
	RMB	RMB

Deferred tax assets
Tax loss carried forward	1,003,286,365	862,624,971
Deductible temporary differences	37,326,947	162,018,885
Tax basis difference upon the restructuring in 2016	44,899,742	33,903,815
Allowance for credit loss	6,711,512	5,467,891
Total deferred tax assets	1,092,224,566	1,064,015,562
Less: valuation allowance	(1,092,224,566)	(1,064,015,562)
Net deferred tax assets	—	—

Schedule of movement of deferred tax valuation allowance

	Years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Balance at beginning of the year	795,745,498	706,478,606	1,092,224,566
Increase	72,777,388	433,166,584	53,777,072
Decrease	(162,044,280)	(47,420,624)	(81,986,076)
Balance at end of the year	706,478,606	1,092,224,566	1,064,015,562